Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts receivable
Accounts receivable

10.Accounts receivable

	December 31, 2017	December 31, 2016
Accounts receivable	2,660	3,723
Impairment of accounts receivable	(60)	(60)

	2,600	3,663

Accounts receivable related to the steel sector - %	82.90%	83.44%

	Year ended December 31
	2017	2016	2015
Impairment of accounts receivable recorded in the income statement	(4)	(5)	11

There is no customer that individually represents over 10% of accounts receivable or revenues.

Accounting policy

Accounts receivable are financial instruments classified in the category loan and receivables and are the total amount due from sale of products and services rendered by the Company. Accounts receivable are initially recognized at fair value and subsequently measured at amortized cost, less provision for impairment of accounts receivable, when applicable.

Commercial credit risk management - For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or request the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty’s strategic position and history of commercial relations.

Based on the counterparty’s credit risk, risk mitigation strategies may be used to manage the Company`s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables.